CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Capital Securities	$ 4,269	$ 4,165
Current	1,323	1,326
Non-current	$ 2,946	2,839
Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | BPO
Disclosure of classes of share capital [line items]
Loans receivable, percentage of interest rate	95.00%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Capital Securities	$ 556	551
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Capital Securities	$ 534	529
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 520	517
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	30,000,000
Cumulative dividend rate	5.75%
Capital Securities	$ 750	750
Brookfield BPY Holdings Inc. | Class C Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	20,000,000
Cumulative dividend rate	6.75%
Capital Securities	$ 500	500
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Capital Securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Capital Securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	924,390
Cumulative dividend rate	5.25%
Capital Securities	$ 23	23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	699,165
Cumulative dividend rate	5.75%
Capital Securities	$ 13	14
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	909,994
Cumulative dividend rate	5.00%
Capital Securities	$ 17	18
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	940,486
Cumulative dividend rate	5.20%
Capital Securities	$ 18	19
BSREP II RH B LLC (“Manufactured Housing”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Capital Securities	$ 249	249
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Capital Securities	$ 142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Capital Securities	$ 40	40
BGRESOI | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	62,244
Cumulative dividend rate	4.00%
Capital Securities	$ 62	0
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities	$ 845	$ 813